Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2015	Jun. 30, 2014
Statement of Comprehensive Income [Abstract]
Net income		$ 551	$ 1,003
Other comprehensive income:
Net unrealized holding gains on available-for-sale securities		166	644
Reclassification adjustment for losses realized in income on available-for-sale securities	[1]	155	10
Non credit portion of other-than-temporary losses on available-for-sale securities		(259)	(221)
Other comprehensive income before tax		62	433
Income tax expense related to other comprehensive income		(23)	(147)
Other comprehensive income net of tax		39	286
Total comprehensive income		$ 590	$ 1,289

[1]	Amounts are included in net impairment losses recognized in earnings in non-interest income on the consolidated statements of net income. Income tax benefit associated with these reclassification adjustments was $53,000 and $3,000 for the years ended June 30, 2015 and 2014, respectively.